Credit Quality Assessment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	$ 2,506	$ 2,764
Allowance for credit losses, Charge-offs	(2,219)	(1,317)
Allowance for credit losses, Recoveries	60	109
Allowance for credit losses, Provision for credit losses	3,255	950	718
Allowance for credit losses, Ending balance	3,602	2,506	2,764
Loans, Ending balance	552,917	403,875
Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	543	259
Allowance allocated to Collectively Evaluated for Impairment	2,806	2,247
Loans, Ending balance	427,474	368,961
Loans individually evaluated for impairment	6,225	6,290
Loans collectively evaluated for impairment	421,249	362,671
Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	85	0
Allowance allocated to Collectively Evaluated for Impairment	168	0
Loans, Ending balance	125,443	34,914
Loans individually evaluated for impairment	965	0
Loans collectively evaluated for impairment	124,478	34,914
Construction and Land [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	122	127
Allowance for credit losses, Charge-offs	0	0
Allowance for credit losses, Recoveries	0	0
Allowance for credit losses, Provision for credit losses	52	(5)
Allowance for credit losses, Ending balance	174	122
Loans, Ending balance	64,158	50,884
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	60	0
Allowance allocated to Collectively Evaluated for Impairment	108	122
Loans, Ending balance	56,490	44,767
Loans individually evaluated for impairment	1,144	0
Loans collectively evaluated for impairment	55,346	44,767
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	6	0
Loans, Ending balance	7,668	6,117
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	7,668	6,117
Residential - First Lien [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	200	204
Allowance for credit losses, Charge-offs	0	(183)
Allowance for credit losses, Recoveries	1	0
Allowance for credit losses, Provision for credit losses	71	179
Allowance for credit losses, Ending balance	272	200
Loans, Ending balance	88,293	39,249
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	3
Allowance allocated to Collectively Evaluated for Impairment	271	197
Loans, Ending balance	58,904	38,747
Loans individually evaluated for impairment	308	331
Loans collectively evaluated for impairment	58,596	38,416
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	1	0
Loans, Ending balance	29,389	502
Loans individually evaluated for impairment	411	0
Loans collectively evaluated for impairment	28,978	502
Residential - Junior Lien [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	34	22
Allowance for credit losses, Charge-offs	0	0
Allowance for credit losses, Recoveries	0	0
Allowance for credit losses, Provision for credit losses	21	12
Allowance for credit losses, Ending balance	55	34
Loans, Ending balance	19,301	8,266
Residential - Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	25	34
Loans, Ending balance	11,006	8,220
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	11,006	8,220
Residential - Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	30	0
Allowance allocated to Collectively Evaluated for Impairment	0	0
Loans, Ending balance	8,295	46
Loans individually evaluated for impairment	57	0
Loans collectively evaluated for impairment	8,238	46
Commercial - Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	131	650
Allowance for credit losses, Charge-offs	0	0
Allowance for credit losses, Recoveries	0	0
Allowance for credit losses, Provision for credit losses	29	(519)
Allowance for credit losses, Ending balance	160	131
Loans, Ending balance	112,826	90,333
Commercial - Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	142	131
Loans, Ending balance	85,824	79,623
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	85,824	79,623
Commercial - Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	18	0
Loans, Ending balance	27,002	10,710
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	27,002	10,710
Commercial - Non-Owner Occupied [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	541	505
Allowance for credit losses, Charge-offs	(160)	(375)
Allowance for credit losses, Recoveries	4	29
Allowance for credit losses, Provision for credit losses	177	382
Allowance for credit losses, Ending balance	562	541
Loans, Ending balance	123,958	113,559
Commercial - Non-Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	502	541
Loans, Ending balance	100,589	99,933
Loans individually evaluated for impairment	2,700	2,984
Loans collectively evaluated for impairment	97,889	96,949
Commercial - Non-Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	60	0
Loans, Ending balance	23,369	13,626
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	23,369	13,626
Commercial - Loan and Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	1,464	1,227
Allowance for credit losses, Charge-offs	(2,054)	(759)
Allowance for credit losses, Recoveries	55	80
Allowance for credit losses, Provision for credit losses	2,901	916
Allowance for credit losses, Ending balance	2,366	1,464
Commercial - Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	483	256
Allowance allocated to Collectively Evaluated for Impairment	1,745	1,208
Loans, Ending balance	113,176	96,518
Loans individually evaluated for impairment	2,073	2,975
Loans collectively evaluated for impairment	111,103	93,543
Commercial - Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	55	0
Allowance allocated to Collectively Evaluated for Impairment	83	0
Loans, Ending balance	26,493	3,892
Loans individually evaluated for impairment	405	0
Loans collectively evaluated for impairment	26,088	3,892
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Beginning balance	14	29
Allowance for credit losses, Charge-offs	(5)	0
Allowance for credit losses, Recoveries	0
Allowance for credit losses, Provision for credit losses	4	(15)
Allowance for credit losses, Ending balance	13	14
Loans, Ending balance	4,712	1,174
Consumer Loans [Member] | Legacy Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	13	14
Loans, Ending balance	1,485	1,153
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	1,485	1,153
Consumer Loans [Member] | Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance allocated to Individually Evaluated for Impairment	0	0
Allowance allocated to Collectively Evaluated for Impairment	0	0
Loans, Ending balance	3,227	21
Loans individually evaluated for impairment	92	0
Loans collectively evaluated for impairment	$ 3,135	$ 21